TIP FUNDS

                       TURNER LARGE CAP GROWTH EQUITY FUND
                          TURNER MICRO CAP GROWTH FUND

                       SUPPLEMENT DATED DECEMBER 22, 1999
                      TO THE PROSPECTUS DATED JULY 1, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a Board of Trustees Meeting held on November 19, 1999, the Board changed the investment policy of the Turner Large Cap Growth Equity Fund. Accordingly, the third sentence of the first paragraph of page 2 is replaced with the following:

     The Fund will invest in securities of companies that are diversified across economic sectors.

In addition, the second sentence of the second paragraph on page 23 is revised to read:

     Mr. Turner, CFA, Chairman and Chief Investment Officer of the Adviser, has been lead manager of the Growth Equity, Top 20 and Technology Funds since inception, is lead manager of the Large Cap Growth Equity Fund, and is co-manager of the Midcap Growth Fund.

The second sentence of the third paragraph on page 23 is revised to read:

     Mr. Hammerschmidt, Senior Equity Portfolio Manager of the Adviser, is co-manager of the Large Cap Growth Equity and Growth Equity Funds.

                             ---------------------

In addition, the second sentence of the first paragraph of page 10 is replaced with the following:

     The Fund will invest in securities of companies that are diversified across economic sectors.

                             ---------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


TUR-A-026-05


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                                    TIP FUNDS


                          TURNER SMALL CAP GROWTH FUND

                       SUPPLEMENT DATED DECEMBER 22, 1999
                      TO THE PROSPECTUS DATED JULY 1, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


The following disclosure replaces paragraph 13, "Who is eligible to invest in a Fund once it is closed to new investors?" on page 26:

WHO IS ELIGIBLE TO INVEST IN A FUND ONCE IT IS CLOSED TO NEW INVESTORS?

If you are a shareholder of the Fund when it closes to new investors, you will be able to make additional investments in the Fund and reinvest your dividends and capital gains distributions. Once a Fund is closed, you may open a new account only if:

o your business or other organization is already a shareholder of the Fund and you are opening an account for an employee benefit plan sponsored by that organization or an affiliated organization;

o you are a current Fund trustee or officer, or an employee of Turner Investment Partners, Inc. or a member of the immediate family of any of these people; or

o you are a client of a financial adviser or planner who has client assets invested in the TIP Funds as of the date of any proposed new investment in the Fund.


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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



TUR-A-026-06